Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. ("GSAM") will replace Victory Capital Management Inc. ("Victory") as the subadviser to the portion of Thrivent Partner Worldwide Allocation Fund (the "Fund") that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Fund.

1.	The fourth and fifth sentences of the last paragraph of "Principal Strategies" in the 'Summary Section" will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.